GENERAL (Details) $ / shares in Units, T in Thousands				1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2016 USD ($) $ / shares shares	Dec. 30, 2011 USD ($) contract	Dec. 16, 2011 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) vessel shares	Nov. 30, 2015 shares	Dec. 31, 2016 USD ($) vessel shares	Dec. 31, 2015 USD ($) vessel $ / shares shares	Dec. 31, 2014 USD ($) vessel shares	Dec. 31, 2016 shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 tanker_size	Dec. 31, 2016 USD ($)	Dec. 31, 2016 T	Dec. 31, 2016 tanker	Dec. 16, 2016 $ / shares shares	Nov. 30, 2015 USD ($)	Nov. 30, 2015 Rate	Nov. 29, 2015	Sep. 30, 2014 $ / shares	Sep. 15, 2014 $ / shares	Dec. 31, 2013 vessel shares
Related Party Transaction [Line Items]
Ordinary shares authorized, value | $							$ 1,000,000,000
Ordinary shares authorized (in shares) | shares							1,000,000,000		1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares			$ 2.00				$ 1			$ 1
Reverse stock split, conversion ratio	0.2
Share exchange ratio in reverse acquisition					2.55			2.55
Shares issued (in shares) | shares						13,422,818	0	0
Share capital, shares outstanding (in shares) | shares							781,937,649	635,205,000	169,809,324												635,205,000
Percentage ownership of common stock outstanding																		13.00%
Share price (in dollars per share) | $ / shares																			$ 11.51	$ 11.51
Proceeds from issuance of common stock | $						$ 98,200,000	$ 0	$ 0
Number of newbuilding contracts acquired, VLCCs | contract		5
Acquisition of contracts, fair market value | $		$ 1,120,700,000
Acquisition of contracts, cash paid | $		128,900,000
Acquisition of contracts, debt assumed | $		666,300,000
Acquisition of contracts, newbuilding commitments | $		$ 325,500,000
Number of sizes of oil tankers | tanker_size											2
Lower range of VLCC tanker size (in dry weight tonnage) | T													200
Upper range of VLCC tanker size ((in dry weight tonnage) | T													320
Lower range of Suezmax tanker size (in dry weight tonnage) | T													120
Upper range of Suezmax tanker size (in dry weight tonnage) | T													170
Lower range of LR2 tanker size (in dry weight tonnage) | T													111
Upper range of LR2 tanker size (in dry weight tonnage) | T													115
Number of vessels in fleet				56		56
Aggregate vessel capacity | T													11,000
Number of vessels owned				28		28
Number of vessels owned, VLCCs				7		7
Number of vessels owned, Suezmax tankers				10		10								6
Number of Vessels Owned, Product Tankers				11		11
Number of vessels under capital leases				13		13
Number of vessels under capital leases, VLCCs				11		11
Number of vessels under capital leases, Suezmax tankers				2		2
Number of vessels recorded as investment in finance lease, VLCCs				1		1
Number of vessels chartered-in, long-term				4		4
Number of vessels chartered-in, long-term, term of charter						12 months
Number of vessels chartered-in, long-term, VLCCs				2		2
Number of vessels chartered-in, long-term, Suezmax tankers				2		2
Number of vessels under commercial management				5		5
Number of vessels under commercial management, Suezmax tankers				2		2
Number of vessels under commercial management, product/crude oil tankers				3		3
Number of newbuild vessels				16		16															62
Number of newbuild vessels, VLCCs				3		3
Number of newbuild vessels, Suezmax tankers				6		6
Number of newbuild vessels, LR2s				7		7
Hemen [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares				1,342,281
percentage ownership of stock issue, new shares															10.00%
Share capital, shares outstanding (in shares) | shares															82,145,703
Percentage ownership of common stock outstanding															48.40%
IPO [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of common stock | $			$ 285,000,000
At-the-market Offering [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares				13,422,818	86,032,865	13,422,818
Sale of stock, share price (in dollars per share) | $ / shares															$ 7.45
Proceeds from issuance of common stock | $				$ 98,200,000
At-the-market Offering [Member] | Hemen [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares				1,342,281
Reverse stock split [Member]
Related Party Transaction [Line Items]
Ordinary shares authorized, value | $	$ 500,000,000											$ 500,000,000
Ordinary shares authorized (in shares) | shares	500,000,000								500,000,000
Ordinary shares issued (dollars per share) | $ / shares	$ 1.00									$ 1.00
Share capital, shares outstanding (in shares) | shares							156,386,506
Reverse acquisition [Member]
Related Party Transaction [Line Items]
Number of shares held by existing shareholders to qualify for reverse acquisition | shares					1
Share exchange ratio in reverse acquisition					2.55												2.55
Common stock, shares, issued as merger consideration | shares					583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split | shares					249,100,000			249,100,000
Treasury stock (in shares) | $																$ 6,800,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger | shares					13,460,000
Ordinary shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			100,000,000
Share price (in dollars per share) | $ / shares			$ 2.85
Ordinary shares [Member] | IPO [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			50,000,000
Ownership percentage			50.00%
Parent [Member] | Ordinary shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			8,771,000
Ownership percentage			8.80%
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts acquired, modern VLCCs | contract		6
Number of vessel acquired on time charter | contract		1
number of vessels with an equal cost/revenue split				2		2
Number of newbuild vessels				3		3	6
Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts acquired, modern VLCCs | contract		4
Number of newbuild vessels				6		6		6
MR tanker [Member]
Related Party Transaction [Line Items]
Vessels Chartered-In, Short-term				3		3